September 25, 2013

Securities and Exchange Commission

Division of Investment Management

Office of Disclosure and Review

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Davis Series, Inc. 1933 Act No. 002-57209, 1940 Act No. 8811-02679. Proxy/Prospectus filed on Form N-14

Dear Sir or Madam:

On behalf of Davis Series, Inc. (the “Registrant”), attached for filing under the Securities Act of 1933 is an initial filing of a Proxy/Prospectus on Form N-14

Questions regarding this filing should be directed to me at (520)434-3771, or in my absence to Ryan Charles at (520)434-3778.

Very truly yours,

/s/ Thomas Tays

Thomas Tays